Revenue	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenue Explanatory [Abstract]
Revenue
NOTE 5.
REVENUE
The following table includes a reconciliation of disaggregated revenue by reportable segment (Note 6). Revenue has been disaggregated by primary geographical market and type of service provided.

Year ended December 31, 2022	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
United States	$727,544	$18,129	$—	$(43)	$745,630
Canada	562,586	169,042	—	(6,068)	725,560
International	146,004	—	—	—	146,004
	$1,436,134	$187,171	$—	$(6,111)	$1,617,194

Day rate/hourly services	$1,394,394	$187,171	$—	$(748)	$1,580,817
Shortfall payments/idle but contracted	2,153	—	—	—	2,153
Turnkey drilling services	31,723	—	—	—	31,723
Other	7,864	—	—	(5,363)	2,501
	$1,436,134	$187,171	$—	$(6,111)	$1,617,194

Year ended December 31, 2021	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
United States	$385,330	$12,700	$—	$(6)	$398,024
Canada	347,562	100,788	—	(4,578)	443,772
International	145,051	—	—	—	145,051
	$877,943	$113,488	$—	$(4,584)	$986,847

Day rate/hourly services	$845,832	$113,488	$—	$(462)	$958,858
Shortfall payments/idle but contracted	543	—	—	—	543
Turnkey drilling services	17,086	—	—	—	17,086
Directional services (1)	7,871	—	—	—	7,871
Other	6,611	—	—	(4,122)	2,489
	$877,943	$113,488	$—	$(4,584)	$986,847
(1) Directional drilling disposed in the third quarter of 2021.